[LETTERHEAD OF MORGAN STANLEY SMITH BARNEY LLC]

November 20, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Morgan Stanley Global Investment Solutions — International Uncommon Values

Trust, 2015 Series

File No. (333-207358) (CIK No. 1655098)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.  The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on November 17, 2015.

Very truly yours,

/s/	SCOTT RICHARDSON
Executive Director,
Morgan Stanley Smith Barney LLC